Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Information on Leases

Information on our leases is as follows ($ in millions):

	For the Years Ended December 31,
	2025	2024	2023
Lease cost	$64.3	$64.7	$59.7
Cash paid for leases recognized in operating cash flows	$67.9	$57.9	$62.8
Right-of-use assets obtained in exchange for new lease liabilities	$38.1	$86.2	$77.8

	As of December 31,
	2025	2024
Right-of-use assets recognized in Other assets	$204.2	$213.5
Lease liabilities recognized in Other current liabilities	$57.5	$53.2
Lease liabilities recognized in Other long-term liabilities	$175.5	$190.2
Weighted-average remaining lease term	6.0 years	6.6 years
Weighted-average discount rate	3.6%	3.5%

Schedule of Future Minimum Lease Payments

Our future minimum lease payments as of December 31, 2025 were (in millions):

For the Years Ending December 31,
2026	$64.2
2027	52.8
2028	37.5
2029	28.4
2030	21.0
Thereafter	59.1
Total	263.0
Less imputed interest	30.0
Total	$233.0